June 30, 2005

DREYFUS PREMIER CONSUMER FUND (A SERIES OF DREYFUS PREMIER OPPORTUNITY FUNDS)

Supplement to Prospectus dated November 1, 2004

The following information supplements and supersedes any contrary information contained in the Prospectus under the caption "Management":

The fund's co-primary portfolio managers are David Sealy and Leigh Todd. Mr. Sealy has been a primary portfolio manager of the fund since its inception. Mr. Sealy is a vice president, portfolio manager and research analyst at The Boston Company Asset Management, LLC (TBCAM), an affiliate of Dreyfus, where he has been employed since June 2005. He also has been employed by Dreyfus since May 1997.

Ms. Todd is a vice president and portfolio manager at TBCAM, where she has been employed since September 2001. Prior thereto, she was employed by State Street Global Advisors. She also has been employed by Dreyfus since January 2002.

June 30, 2005

DREYFUS PREMIER HEALTH CARE FUND (A SERIES OF DREYFUS PREMIER OPPORTUNITY FUNDS)

Supplement to Prospectus dated August 31, 2004

The following information supersedes and replaces the information in the fourth paragraph contained in the section of the fund's Prospectus entitled "Management":

The fund's co-primary portfolio managers are Elizabeth Slover and Sean P. Fitzgibbon. Ms. Slover has been a primary portfolio manager of the fund since January 2005. Ms. Slover is a vice president and Director of Research of The Boston Company Asset Management, LLC (TBCAM), an affiliate of Dreyfus, where she has been employed since June 2005. She also has been employed by Dreyfus since November 2001. Prior thereto, she managed the equity research group at Chancellor/Invesco from 1996 to 2001.

Mr. Fitzgibbon has been a primary portfolio manager of the fund since May 2005. Mr. Fitzgibbon is a senior vice president, portfolio manager and member of the U.S. Large Cap Core Equity Team at TBCAM, where he has been employed since July 2003; prior thereto, he was employed at Standish Mellon Asset Management, LLC since August 1991. He also has been employed by Dreyfus since October 2004.

June 30, 2005

DREYFUS PREMIER FINANCIAL SERVICES FUND

(A SERIES OF DREYFUS PREMIER OPPORTUNITY FUNDS)

Supplement to Prospectus dated February 1, 2005

The following information supplements and supersedes any contrary information contained in the Prospectus under the caption "Management":

The fund's primary portfolio manager is William Rubin. Mr. Rubin has been a primary portfolio manager of the fund since October 2002. He is a vice president, portfolio manager and research analyst at The Boston Company Asset Management, LLC, an affiliate of Dreyfus, where he has been employed since June 2005. He also has been employed by Dreyfus since August 2002. Prior to joining Dreyfus, Mr. Rubin spent three years covering the financial sector for Keefe Managers, Inc., a hedge fund focused solely on the financial services sector.